Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 1,157,807	$ 991,565	$ 923,808
Accrued expenses	1,016,630	905,629	417,302
Others	45,440	33,794	34,474
Accounts Payable and Accrued Liabilities	$ 2,219,877	$ 1,930,988	$ 1,375,584